TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of trade and other accounts receivable and non-current accounts receivable (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	$ 1,398,859	$ 1,020,852
Argentine Peso
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	13,827	25,559
Brazilian Real
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	825,749	523,467
Chilean Peso
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	75,050	36,626
Colombian Peso
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	12,720	6,779
Euro
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	90,699	12,506
US Dollar
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	344,347	376,900
Australian Dollar
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	5,097	9,808
Japanese Yen
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	4,695	2,802
Pound Sterling
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	3,390	9,149
Korean Won
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	5,882	6,337
Other Currencies
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	$ 17,403	$ 10,919